10. LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Notes
10. LOSS PER SHARE

10. LOSS PER SHARE

Basic and diluted loss per share

The calculation of basic and diluted loss per share for the year ended December 31, 2025 was based on the loss attributable to common shareholders of $275,016 (2024 – $46,630; 2023 – $56,781) and a weighted average number of common shares outstanding of 64,737,200 (2024 – 57,871,475; 2023 – 54,674,754).

Diluted loss per share did not include the effect of 1,575,000 share purchase options and 21,400,000 warrants outstanding at year end (2024 - 1,575,000 share purchase options and 26,666,667 warrants; 2023 - 1,620,750 share purchase options and 16,666,667 warrants) as they are anti-dilutive.